Document And Entity Information	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	BLUE RIDGE BANKSHARES, INC.
Entity Central Index Key	0000842717
Entity Emerging Growth Company	false
Entity File Number	001-39165
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1838100
Entity Address, Address Line One	1801 Bayberry Court
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23226
City Area Code	(888)
Local Phone Number	331-6521
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	BRBS
Security Exchange Name	NYSEAMER